17. DEFERRED REVENUE	12 Months Ended
Dec. 31, 2019
Deferred Revenue [Abstract]
Note 17 - DEFERRED REVENUE

During the year ended December 31, 2018, the Company entered into a sales agreement with MK Metal Trading Mexico S.A. de C.V., a subsidiary of Ocean Partners, to sell San Gonzalo concentrate for a 12 month period. As per the agreement, the Company received an unsecured upfront payment of $2 million, which is to be repaid in equal monthly installments over the 12 month period ending March 2019. Interest is charged on the outstanding balance at a rate of US dollar LIBOR (3 month) plus 4.75%.

As of December 31, 2019, the outstanding balance (including IVA) was $Nil (December 31, 2018 - $573).